SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Biological assets (Details)	12 Months Ended
Jun. 30, 2023
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Period from moment of sowing until the moment of harvest	5 months
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Period from moment of sowing until the moment of harvest	7 months